Capital Management and Dividends	12 Months Ended
Mar. 31, 2016
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Capital Management and Dividends

17.  Capital Management and Dividends

The following table summarizes the dividends declared or paid during the fiscal years 2016, 2015 and 2014:

(Millions of US dollars)	US Cents/Security	US$ Total Amount	Announcement Date	Record Date	Payment Date
FY 2016 first half dividend	0.09	39.7	19 November 2015	23 December 2015	26 February 2016

FY 2015 special dividend	0.22	92.8	21 May 2015	11 June 2015	7 August 2015

FY 2015 second half dividend	0.27	114.0	21 May 2015	11 June 2015	7 August 2015

FY 2015 first half dividend	0.08	34.2	19 November 2014	23 December 2014	27 February 2015

FY 2014 special dividend	0.20	89.0	22 May 2014	12 June 2014	8 August 2014

FY 2014 second half dividend	0.32	142.3	22 May 2014	12 June 2014	8 August 2014

125 year anniversary special dividend	0.28	124.6	28 February 2014	21 March 2014	30 May 2014

FY 2014 first half dividend	0.08	35.5	14 November 2013	19 December 2013	28 March 2014

FY 2013 special dividend	0.24	106.1	23 May 2013	28 June 2013	26 July 2013

FY 2013 second half dividend	0.13	57.5	23 May 2013	28 June 2013	26 July 2013

During fiscal year 2016, the Company announced a share buyback program (the “fiscal 2016 program”) to acquire up to 5% of its issued capital in the twelve months through May 2016. Under this program, the Company repurchased and cancelled 1,653,247 shares of its common stock during the second quarter of fiscal year 2016. The aggregate cost of the shares repurchased and cancelled was A$30.0 million (US$22.3 million), at an average market price of A$18.14 (US$13.50).

Upon the expiration of the fiscal 2016 program, the Company announced a new share buyback program (the “fiscal 2017 program”) to acquire up to US$100.0 million of its issued capital in the twelve months through May 2017.

Subsequent to 31 March 2016, the Company announced an ordinary dividend of US29.0 cents per security, with a record date of 9 June 2016 and a payment date of 5 August 2016.